Related party disclosures (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due to related parties	$ 387	$ 305
Vassilios Gregoriou [Member]
Related Party Transaction [Line Items]
Due to related parties	130	125
Gary Herman [Member]
Related Party Transaction [Line Items]
Due to related parties	44
Emory S De Castro [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 213	180
Vassilios Gregorious [Member]
Related Party Transaction [Line Items]
Due to related parties		75
Maria Gregoriou [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 50